Debt and standby letters of credit facilities - Standby Letter of Credit Facilities (Details) $ in Millions, kr in Billions	Dec. 31, 2020 USD ($)	Dec. 31, 2020 SEK (kr)	Nov. 06, 2020 USD ($) letter_of_credit	Dec. 31, 2019 USD ($)	Dec. 31, 2019 SEK (kr)
Standby Letter of Credit Facilities
Number of standby letter of credit agreements renewed | letter_of_credit			2
Other Secured Letter of Credit and Trust Arrangement | Sirius Bermuda Insurance Company Ltd.
Standby Letter of Credit Facilities
Secured letter of credit and trust arrangements were collateralized by pledged assets and assets in trust	$ 590.6			$ 784.0
Other Secured Letter of Credit and Trust Arrangement | Sirius America Insurance Company
Standby Letter of Credit Facilities
Secured letter of credit and trust arrangements were collateralized by pledged assets and assets in trust	97.0			57.7
Sirius International | Nordea Bank London Abp
Standby Letter of Credit Facilities
Borrowing capacity			$ 80.0
Sirius International | DNB Bank ASA Sweden Branch
Standby Letter of Credit Facilities
Borrowing capacity			25.0
Sirius International | Standby Letters of Credit
Standby Letter of Credit Facilities
Borrowing capacity			105.0
Sirius International | Unsecured Standby Letters of Credit | DNB Bank ASA Sweden Branch
Standby Letter of Credit Facilities
Borrowing capacity			$ 15.0
Sirius International | Other Secured Letter of Credit and Trust Arrangement
Standby Letter of Credit Facilities
Secured letter of credit and trust arrangements were collateralized by pledged assets and assets in trust	$ 542.0	kr 4.4		$ 363.3	kr 3.4